Summary of Significant Accounting Policies - Schedule of Amortization of Intangible Assets with Finite Lives (Details)	Jun. 30, 2026	Dec. 31, 2025
Website and software development costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Finite Lived Intangible Asset Amortization Estimed Useful Life	5 years	5 years
Intellectual property [Member]
Intangible Asset, Finite-Lived [Line Items]
Finite Lived Intangible Asset Amortization Estimed Useful Life		5 years
Customer relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Finite Lived Intangible Asset Amortization Estimed Useful Life	7 years	7 years